Benefit Plans - Plan Assets Using Fair Value Methodologies (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 653.6	$ 572.3
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.6	7.7
Fixed income | Foreign Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	373.6	262.2
Fixed income | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70.7	75.5
Fixed income | Collateralized Mortgage Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.3	8.7
Fixed income | Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.5	34.1
Equity securities | U S Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.1	7.3
Equity securities | U S Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43.7	43.5
Equity securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.0	101.9
Equity securities | US Long/Short Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.6
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24.1	30.8
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.1	1.8
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.1	1.8
Fair Value, Inputs, Level 1 | Equity securities | U S Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 1 | Equity securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643.8	551.5
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.5	5.9
Fair Value, Inputs, Level 2 | Fixed income | Foreign Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	373.6	262.2
Fair Value, Inputs, Level 2 | Fixed income | US Treasury Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70.7	75.5
Fair Value, Inputs, Level 2 | Fixed income | Collateralized Mortgage Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8.3	8.7
Fair Value, Inputs, Level 2 | Fixed income | Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	45.5	34.1
Fair Value, Inputs, Level 2 | Equity securities | U S Mid Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.1	7.3
Fair Value, Inputs, Level 2 | Equity securities | U S Large Cap
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	43.7	43.5
Fair Value, Inputs, Level 2 | Equity securities | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	77.0	101.9
Fair Value, Inputs, Level 2 | Equity securities | US Long/Short Equity Fund
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.6
Fair Value, Inputs, Level 2 | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.4	11.8
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6.7	19.0
Fair Value, Inputs, Level 3 | Fixed income | Foreign Government
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 | Fixed income | Collateralized Mortgage Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 | Fixed income | Other securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 6.7	$ 19.0